Total
Integrity Mid-North American Resources Fund
INTEGRITY MID-NORTH AMERICAN RESOURCES FUND—FUND SUMMARY
Investment Objective
The Integrity Mid-North American Resources Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 43 and 46, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-51 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Integrity Mid-North American Resources Fund - USD ($)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Integrity Mid-North American Resources Fund		Class A	Class C	Class I
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.50%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.60%	2.10%	1.10%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.50%	2.00%	1.00%
[1]	The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2025 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.50% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class C shares, and 1.00% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2025 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Example—

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Integrity Mid-North American Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	645	970	1,318	2,297
Class C	303	648	1,120	2,423
Class I	102	340	597	1,331

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Integrity Mid-North American Resources Fund | Class C | USD ($)	203	648	1,120	2,423

Portfolio Turnover—

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 50.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating in or benefitting from the development of the resources in the Mid-North America area, encompassing the states of Arizona, Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Utah, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the “Region”). To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer’s most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer’s most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies of any size. The companies in which the Fund invests may include smaller companies that have recently commenced operations and do not have significant revenues. The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”), will invest a significant amount of the Fund’s assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agribusiness, precious metals, and metals and mining), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund will invest primarily in the securities of U.S. issuers, but it may also invest in the securities of foreign issuers. The Fund’s investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund’s portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of November 29, 2019, the Fund changed its name from the Williston Basin/Mid-North America Stock Fund to the Integrity Mid-North American Resources Fund. Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund, and the Fund’s principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year

During the ten-year period shown in the bar chart, the highest return for a quarter was 35.51% (quarter ended December 31, 2020) and the lowest return for a quarter was -50.28% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2024 was 11.56%.

Average Annual Total Returns (for the periods ended December 31, 2023)

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Integrity Mid-North American Resources Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A	Return Before Taxes	(6.24%)		6.79%		(2.08%)
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	(6.25%)		6.71%		(2.25%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(3.13%)		5.57%		(1.44%)
Class C	Return Before Taxes	(2.70%)		7.41%				(2.96%)		May 01, 2014
Class C | S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.47%	[1]	15.39%	[1]	11.76%	[1]	11.91%	[1]	May 01, 2014	[1]
Class C | S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)	(0.63%)	[2]	12.96%	[2]	2.74%	[2]	2.25%	[2]	May 01, 2014	[2]
Class I	Return Before Taxes	(0.89%)		8.42%				(2.67%)		Aug. 01, 2016
Class I | S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.47%	[1]	15.39%	[1]	11.76%	[1]	12.93%	[1]	Aug. 01, 2016	[1]
Class I | S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)	(0.63%)	[2]	12.96%	[2]	2.74%	[2]	7.34%	[2]	Aug. 01, 2016	[2]
[1]	The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.
[2]	The S&P Composite 1500® Energy Index comprises those companies included in in the S&P 1500® TR Index that are classified as members of the GICS® energy sector.